091-08861

For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Invesco PowerShares Capital Mgmt LLC

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
XLBS: S&P SmallCap 600 Capped Materials Index; XLES: S&P SmallCap 600 Capped Energy Index; XLFS: S&P SmallCap 600 Capped Financials Index; XLIS: S&P SmallCap 600 Capped Industrials Index; XLKS: S&P SmallCap 600 Capped Information Technology Index; XLPS: S&P SmallCap 600 Capped Consumer Staples Index; XLUS: S&P SmallCap 600 Capped Utilities & Telecom Services Index; XLVS: S&P SmallCap 600 Capped Health Care Index; XLYS: S&P SmallCap 600 Capped Consumer Discretionary Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 9 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
XLBS, XLES, XLFS, XLIS, XLKS, XLPS, XLUS, XLVS, XLYS

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
XLBS: AMEX, ARCA, NASDAQ, NYSE; XLES: AMEX, ARCA, NASDAQ, NYSE; XLFS: AMEX, ARCA, NASDAQ, NYSE; XLIS: AMEX, ARCA, NASDAQ, NYSE; XLKS: AMEX, ARCA, NASDAQ, NYSE; XLPS: AMEX, ARCA, NASDAQ, NYSE; XLUS: AMEX, ARCA, NASDAQ, NYSE; XLVS: AMEX, ARCA, NASDAQ, NYSE; XLYS: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**14-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JUL 15 2010